UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22835

TCG Financial Series Trust X

 (Exact name of registrant as specified in charter)

c/o Catalyst Capital Advisors, LLC

36 New York Avenue, Floor 2, Huntington, NY 11743

(Address of Principal Executive Offices) (Zip Code)

c/o Catalyst Capital Advisors, LLC

36 New York Avenue, Floor 2, Huntington, NY 11743

 (Name and Address of Agent for Service)

Copies to:

Andrew J. Davalla, Esq.

Thompson Hine LLP

41 S. High Street

Columbus, OH 43215

(614) 469-3200

Registrant's telephone number, including area code: (305) 461-6090

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

TCG Ultra Money Market Fund
Schedule of Investments
March 31, 2016

Security Description	Location of Investment	Coupon/Yield	Maturity/Demand Date	Principal Amount or Shares	Fair Value

BANK DEPOSITS - 84.60%
American Enterprise Bank of Florida *	Florida	0.60%	4/7/2016	$ 245,463	$ 245,463
American Plus Bank N.A. *	California	1.00%	4/7/2016	246,089	246,089
Banco do Brasil Americas *	Florida	0.25%	4/7/2016	1,034	1,034
Banesco USA *	Florida	1.00%	4/1/2016	246,697	246,697
Bank of Commerce *	Oklahoma	0.50%	4/7/2016	127,682	127,682
Bank of Dundee *	Kentucky	0.80%	4/7/2016	245,005	245,005
Bank of Santa Clarita *	California	0.75%	4/7/2016	245,571	245,571
Bank of the Cascades *	Oregon	0.75%	4/7/2016	218,618	218,618
Bank of the Ozarks *	Arkansas	0.60%	4/7/2016	217,781	217,781
BankUnited, FSB *	Florida	0.74%	4/7/2016	245,890	245,890
Bay Cities Bank *	Florida	0.31%	4/7/2016	100,117	100,117
BBVA Compass *	Alabama	0.20%	4/7/2016	100,025	100,025
Blackhawk Bank *	Wisconsin	0.55%	4/7/2016	245,674	245,674
C1 Bank *	Florida	0.55%	4/7/2016	245,541	245,541
Central Bank of the Ozarks *	Missouri	0.75%	4/7/2016	245,106	245,106
CIT Bank *	California	0.55%	4/7/2016	245,149	245,149
City Bank Texas *	Texas	0.75%	4/7/2016	248,123	248,123
Coastal Community Bank *	Washington	0.70%	4/7/2016	245,233	245,233
Columbia Bank *	Washington	0.75%	4/7/2016	248,631	248,631
Comenity Bank *	Delaware	0.75%	4/7/2016	248,631	248,631
Comenity Capital Bank *	Utah	0.75%	4/7/2016	248,631	248,631
Commercial Bank of California *	California	0.50%	4/7/2016	245,572	245,572
Eagle Bank *	Minnesota	0.75%	4/7/2016	245,106	245,106
Embassy National Bank *	Georgia	0.90%	4/7/2016	245,871	245,871
Encore Bank N.A.*	Florida	0.50%	4/7/2016	245,463	245,463
Enterprise Bank and Trust *	Missouri	0.50%	4/7/2016	102,620	102,620
Enterprise Bank and Trust Company*	Massachusetts	0.75%	4/7/2016	248,631	248,631
EverBank *	Florida	1.05%	4/7/2016	246,137	246,137
First American Bank *	Illinois	0.35%	4/7/2016	100,162	100,162
First Bank of Tennessee *	Tennessee	0.75%	4/7/2016	245,106	245,106
First Business Bank *	Wisconsin	0.75%	4/7/2016	248,631	248,631
First Capital Bank of Kentucky *	Kentucky	0.55%	4/7/2016	245,234	245,234
First Citrus Bank *	Florida	0.60%	4/7/2016	245,587	245,587
First City Bank of Commerce *	Florida	0.75%	4/7/2016	245,858	245,858
First Foundation Bank *	California	0.50%	4/7/2016	245,462	245,462
First Internet Bank of Indiana *	Indiana	0.60%	4/7/2016	245,682	245,682
FirstBank Florida *	Florida	0.70%	4/7/2016	245,811	245,811
Flagler Bank *	Florida	0.70%	4/7/2016	245,795	245,795
Floridian Community Bank *	Florida	0.60%	4/7/2016	245,670	245,670
Freedom Bank *	Florida	0.50%	4/7/2016	245,000	245,000
Great Midwest Bank *	Wisconsin	0.35%	4/7/2016	100,093	100,093
Independent Bank *	Texas	0.75%	4/7/2016	1,249	1,249
International Finance *	Florida	0.70%	4/7/2016	245,790	245,790
Kennebec Federal Savings and Loan Association of Waterville *	Maine	0.55%	4/7/2016	245,000	245,000
Lake Forest Bank & Trust Co. *	Illinois	0.75%	4/7/2016	32,462	32,462
Machias Savings Bank *	Maine	0.75%	4/7/2016	248,123	248,123
Merrick Bank *	Utah	0.75%	4/7/2016	248,123	248,123
Metropolitan Commercial Bank *	New York	0.65%	4/1/2016	273,965	273,965
Native American Bank *	Colorado	0.70%	4/7/2016	245,117	245,117
New York Community Bank *	New York	0.75%	4/7/2016	248,631	248,631
NexBank, SSB *	Texas	0.50%	4/7/2016	245,575	245,575
NorthStar Bank *	Iowa	0.50%	4/7/2016	200,228	200,228
Ocean Bank *	Florida	0.45%	4/7/2016	245,412	245,412
Oklahoma State Bank *	Oklahoma	0.75%	4/7/2016	245,000	245,000
One United Bank *	Massachusetts	0.50%	4/7/2016	245,000	245,000
Pacific National Bank *	Florida	1.00%	4/7/2016	246,128	246,128
PanAmerican Bank *	California	0.80%	4/7/2016	245,914	245,914
PeaPack Gladstone Bank *	New Jersey	0.50%	4/7/2016	200,198	200,198
Post Oak Bank *	Texas	0.60%	4/7/2016	245,225	245,225
Professional Bank *	Florida	0.90%	4/7/2016	246,052	246,052
Quantum National Bank *	Georgia	0.50%	4/7/2016	245,568	245,568
Renasant Bank *	Mississippi	0.75%	4/7/2016	248,631	248,631
River Cities Bank *	Missouri	0.50%	4/7/2016	245,492	245,492
RiverBend Bank *	Texas	0.50%	4/7/2016	245,563	245,563
Sabadell United Bank, N.A. *	Florida	0.55%	4/7/2016	245,139	245,139
Santander Bank N.A.*	Delaware	0.20%	4/7/2016	245,139	245,139
Schaumburg Bank & Trust *	Illinois	0.75%	4/7/2016	248,123	248,123
Stonegate Bank *	Florida	0.90%	4/1/2016	5,503,367	5,503,367
TD Bank *	Delaware	0.10%	4/7/2016	10,014	10,014
The Bank of Delmarva *	Delaware	0.50%	4/7/2016	225,260	225,260
The Washington Trust Co. *	Rhode Island	0.75%	4/7/2016	248,123	248,123
Valley National Bank #2 *	Oklahoma	0.75%	4/7/2016	248,123	248,123
Washington Financial Bank *	Pennsylvania	0.75%	4/7/2016	248,631	248,631
Washington Savings *	Illinois	0.55%	4/7/2016	200,258	200,258
Wolverine Bank *	Michigan	0.25%	4/7/2016	5,100	5,100
TOTAL FOR BANK DEPOSITS (Cost $21,509,905) - 84.60%					$21,509,905

CERTIFICATE OF DEPOSITS - 45.50%
BAC Florida Bank *	Florida	1.02%	4/1/2017	$ 245,981	$ 245,369
Banco do Brasil Americas *	Florida	1.34%	12/24/2016	246,146	245,531
Currie State Bank *	Minnesota	0.75%	2/5/2017	245,397	245,397
Randolph Savings Bank *	Massachusetts	1.09%	1/15/2017	245,949	245,337
Wolverine Bank *	Michigan	0.70%	7/12/2016	240,010	240,009
TOTAL FOR CERTIFICATE OF DEPOSITS (Cost $1,223,483) - 45.50%					$ 1,221,643

SHORT TERM INVESTMENT - 10.56%
Fidelity Institutional Treasury Money Market Fund - Class I 0.01%		0.35%	4/1/2016	$ 2,684,745	$ 2,684,745
TOTAL FOR SHORT TERM INVESTMENT (Cost $2,684,745) - 10.56%					$ 2,684,745

TOTAL INVESTMENTS (Cost $25,418,133) ** - 99.97%					$25,416,293

OTHER ASSETS LESS LIABILITIES, NET - 0.03%					8,489

NET ASSETS - 100.00%					$25,424,782

* Variable Rate Security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

** At March 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $25,418,133, amounted to $1,395, which consisted of aggregate gross unrealized appreciation of $0.00 and aggregate gross unrealized depreciation of $1,395.

NOTES TO FINANCIAL STATEMENTS
TCG Ultra Money Market Fund
1. SECURITY TRANSACTIONS

At March 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $25,418,133, amounted to $1,395, which consisted of aggregate gross unrealized appreciation of $0.00 and aggregate gross unrealized depreciation of $1,395.

2. SECURITY VALUATION

For valuing securities in calculating NAV, the Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. The process of selecting securities is consistent with the credit quality and diversification requirements of Rule 2a-7. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Pursuant to Rule 2a-7, the Fund will maintain a dollar-weighted average portfolio maturity appropriate to maintaining a stable NAV per Share, provided that the Fund will not purchase any security with a remaining maturity of more than 397 days (except as described below) nor maintain a dollar-weighted average maturity of greater than 90 days. Repurchase agreements involving the purchase of securities with remaining maturities of greater than 397 days will be treated as having a maturity equal to the period remaining until the date on which the repurchase is scheduled to occur or, where no date is specified and the agreement is subject to a demand feature, the notice period applicable to the demand to repurchase those securities. A variable rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount may be recovered through exercise of the demand feature. A floating rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

The Trustees have undertaken to establish procedures reasonably designed, taking into account current market conditions and the Fund’s investment objective, to stabilize the NAV per Share of the Fund for purposes of sales and redemptions at $1.00. These procedures include a review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the NAV per Share of the Fund, calculated by using available market quotations, deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from  the Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to investors, the Trustees will take such steps as they deem appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the Fund's average portfolio maturity, withholding or reducing dividends, reducing the number of the Fund's outstanding Shares without monetary consideration, or utilizing a NAV per Share based on available market quotations. In addition, if the Advisor becomes aware that any Second Tier Security or Unrated Security held by the Fund has received a rating from any NRSRO below the NRSRO's two highest rating categories, the procedures adopted by the Trustees in accordance with Rule 2a-7 require the Advisor to dispose of such security unless (i) the sale would cause the deviation between the Fund's amortized cost and market-determined values per Share to exceed 0.40 of 1% (in which case the Trustees will meet to determine what action to take) or (ii) the Trustees reassess the credit quality of the security and determine that it is in the best interests of shareholders to retain the investment. In the event the Fund holds a defaulted security, a security that has ceased to be an Eligible Security, or a security that has been determined to no longer present minimal credit risks, Rule 2a-7 requires the Fund to dispose of the security unless the Trustees determine that such action is not in the best interest of shareholders. The Rule requires the Fund to limit its investments to securities determined to present minimal credit risks based on factors in addition to ratings assigned a security by an NRSRO and which are at the time of acquisition Eligible Securities.

Rule 2a-7, as amended, defines the terms NRSRO, Requisite NRSROs, Eligible Securities, Rated Securities, Unrated Securities, Demand Features, Guarantees, Unconditional Demand Features, First Tier Securities and Second Tier Securities in establishing risk limiting conditions for money market mutual funds.

Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.

When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  These securities would normally be those, which have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range.  The lack of consensus would result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company's involvement in merger or acquisition activity, with widely varying valuations placed on the company's assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Fund's Advisor using methods and procedures reviewed and approved by the Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Bank Deposits		$ 21,509,905	$0	$0	$21,509,905
Certificate of Deposits		$ 1,221,643	$0	$0	$ 1,221,643
Short Term Investments		$ 2,684,745	$0	$0	$ 2,684,745
Total		$ 25,416,293	$0	$0	$25,416,293

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TCG Financial Series Trust X

By /s/ Jorge H. Coloma

Jorge H. Coloma

President and Trustee

Date: May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jorge H. Coloma

Jorge H. Coloma

President and Trustee

Date: May 31, 2016

By /s/ Bob Anastasi

Bob Anastasi

Treasurer

Date: May 31, 2016